Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 20,975	$ 14,340	$ 37,370
Additions to tax positions - current year	11,947	479	423
Additions to tax positions - prior years	16,973	7,503	1,718
Reductions to tax positions - current year	0	(893)	(652)
Reductions to tax positions - prior years	(4,610)	(41)	(12,755)
Settlements	(17,238)	0	(8,750)
Lapses in statutes of limitations	(1,412)	(413)	(3,014)
Balance at end of year	$ 26,635	$ 20,975	$ 14,340